UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

January 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (90.47%)

AUTOMOBILES & COMPONENTS – (2.36%)
2,700	Continental AG (Germany)	$326,778
125	Porsche AG (Germany)	157,924
		484,702
CAPITAL GOODS – (0.58%)
1,700	Tae Young Corp. (South Korea)	119,352
COMMERCIAL BANKS – (6.95%)
320,000	China Merchants Bank Co., Ltd.* (China)	691,023
4,900	Erste Bank der oesterreichischen Sparkassen AG (Austria)	381,205
19,500	HSBC Holdings PLC (United Kingdom)	354,382
		1,426,610
COMMERCIAL SERVICES & SUPPLIES – (1.08%)
70,000	Rentokil Initial PLC (United Kingdom)	221,765
CONSUMER DURABLES & APPAREL – (8.10%)
8,783	Hunter Douglas NV (Netherlands)	721,753
15,400	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	602,910
4,100	Mohawk Industries, Inc.*	337,922
		1,662,585
CONSUMER SERVICES – (0.51%)
2,400	Apollo Group, Inc., Class A*	104,208
DIVERSIFIED FINANCIAL SERVICES – (5.02%)
5,226	Groupe Bruxelles Lambert S.A. (Belgium)	608,931
3,900	Pargesa Holding S.A., Bearer Shares (Switzerland)	422,410
		1,031,341
ENERGY – (5.09%)
22,000	Tenaris S.A., ADR (Luxembourg)	1,044,340
FOOD, BEVERAGE & TOBACCO – (10.91%)
13,623	Diageo PLC (United Kingdom)	264,974
11,400	Heineken Holding NV (Netherlands)	492,846
77	Japan Tobacco Inc. (Japan)	370,070
230	Lindt & Spruengli AG (Switzerland)	569,429
70	Lotte Chilsung Beverage Co., Ltd. (South Korea)	101,710
80	Lotte Confectionery Co., Ltd. (South Korea)	98,991
1,080	Nong Shim Holdings Co., Ltd. (South Korea)	101,748
9,000	Unilever NV, NY Shares (Netherlands)	240,210
		2,239,978

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

HEALTH CARE EQUIPMENT & SERVICES – (6.24%)
4,100	Essilor International S.A. (France)	$459,828
5,300	IDEXX Laboratories, Inc.*	454,687
9,100	Omnicare, Inc.	365,729
		1,280,244
HOUSEHOLD & PERSONAL PRODUCTS – (0.57%)
733	Pacific Corp. (South Korea)	116,782
LIFE & HEALTH INSURANCE – (3.44%)
5,500	AFLAC Inc.	261,855
14,700	Power Corp. of Canada (Canada)	445,072
		706,927
MATERIALS – (2.78%)
10,200	BHP Billiton PLC (United Kingdom)	189,979
6,400	Companhia Vale do Rio Doce, ADR (Brazil)	183,872
3,700	Rio Tinto PLC (United Kingdom)	197,364
		571,215
MEDIA – (16.59%)
8,450	Lagardere S.C.A. (France)	665,203
10,800	Liberty Global, Inc., Series C* (Netherlands)	304,992
46,200	News Corp., Class A	1,074,150
33,475	NTL Inc.	911,859
30,600	WPP Group PLC (United Kingdom)	449,095
		3,405,299
MULTI-LINE INSURANCE – (3.27%)
9,800	American International Group, Inc.	670,810
SOFTWARE & SERVICES – (1.43%)
10,500	Iron Mountain Inc.*	293,790
TECHNOLOGY HARDWARE & EQUIPMENT – (1.33%)
12,400	Nokia Oyj, ADR (Finland)	274,040
TELECOMMUNICATION SERVICES – (6.06%)
15,900	America Movil SAB de C.V., Series L, ADR (Mexico)	705,324
10,200	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	211,242
13,800	SK Telecom Co., Ltd., ADR (South Korea)	327,750
		1,244,316
TRANSPORTATION – (8.16%)
163,704	China Merchants Holdings International Co., Ltd. (Hong Kong)	605,958
160,400	Cosco Pacific Ltd. (Hong Kong)	401,434
8,650	Kuehne & Nagel International AG, Registered (Switzerland)	667,712
		1,675,104

Total Common Stock – (identified cost $13,377,496)	18,573,408

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (8.49%)

$443,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $443,065
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.073%-7.138%, 10/01/07-09/01/36,
	total market value $451,860)	$443,000
310,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $310,045
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 07/01/35,
	total market value $316,200)	310,000
620,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07 repurchase value of $620,091
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.391%-6.599%, 02/01/34-09/01/36,
	total market value $632,400)	620,000
370,000	UBS Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $370,054
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-6.00%, 10/01/18-02/01/36,
	total market value $377,400)	370,000

Total Short Term Investments – (identified cost $1,743,000)	1,743,000

Total Investments – (98.96%) – (identified cost $15,120,496) – (a)	20,316,408
Other Assets Less Liabilities – (1.04%)	213,376
Net Assets – (100%)	$20,529,784

ADR: American Depositary Receipt.

* Non-Income Producing Security.

(a)	Aggregate cost for Federal Income Tax purposes is $15,475,410. At January 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$4,878,178
Unrealized depreciation	(37,180)
Net unrealized appreciation	$4,840,998

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

January 31, 2007 (Unaudited)

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

January 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.55%)

AUTOMOBILES & COMPONENTS – (3.15%)
1,800	Continental AG (Germany)	$217,852
84	Porsche AG (Germany)	106,125
		323,977
CAPITAL GOODS – (0.75%)
1,100	Tae Young Corp. (South Korea)	77,228
COMMERCIAL BANKS – (8.85%)
215,500	China Merchants Bank Co., Ltd.* (China)	465,361
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	256,730
10,400	HSBC Holdings PLC (United Kingdom)	189,004
		911,095
COMMERCIAL SERVICES & SUPPLIES – (1.45%)
47,100	Rentokil Initial PLC (United Kingdom)	149,216
CONSUMER DURABLES & APPAREL – (8.67%)
5,900	Hunter Douglas NV (Netherlands)	484,839
10,400	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	407,160
		891,999
DIVERSIFIED FINANCIAL SERVICES – (6.70%)
3,500	Groupe Bruxelles Lambert S.A. (Belgium)	407,818
2,600	Pargesa Holding S.A., Bearer Shares (Switzerland)	281,607
		689,425
ENERGY – (6.83%)
14,800	Tenaris S.A., ADR (Luxembourg)	702,556
FOOD, BEVERAGE & TOBACCO – (14.55%)
9,200	Diageo PLC (United Kingdom)	178,945
7,700	Heineken Holding NV (Netherlands)	332,887
52	Japan Tobacco Inc. (Japan)	249,917
150	Lindt & Spruengli AG (Switzerland)	371,367
47	Lotte Chilsung Beverage Co., Ltd. (South Korea)	68,291
54	Lotte Confectionery Co., Ltd. (South Korea)	66,819
700	Nong Shim Holdings Co., Ltd. (South Korea)	65,948
6,100	Unilever NV, NY Shares (Netherlands)	162,809
		1,496,983
HEALTH CARE EQUIPMENT & SERVICES – (3.05%)
2,800	Essilor International S.A. (France)	314,029
HOUSEHOLD & PERSONAL PRODUCTS – (0.77%)
500	Pacific Corp. (South Korea)	79,660
LIFE & HEALTH INSURANCE – (2.91%)
9,900	Power Corp. of Canada (Canada)	299,742

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (3.75%)
6,900	BHP Billiton PLC (United Kingdom)	$128,515
4,300	Companhia Vale do Rio Doce, ADR (Brazil)	123,539
2,500	Rio Tinto PLC (United Kingdom)	133,354
		385,408
MEDIA– (15.26%)
5,700	Lagardere S.C.A. (France)	448,717
7,300	Liberty Global, Inc., Series C* (Netherlands)	206,152
22,500	NTL Inc.	612,900
20,600	WPP Group PLC (United Kingdom)	302,332
		1,570,101
TECHNOLOGY HARDWARE & EQUIPMENT – (1.78%)
8,300	Nokia Oyj, ADR (Finland)	183,430
TELECOMMUNICATION SERVICES – (8.15%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	474,652
6,900	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	142,899
9,300	SK Telecom Co., Ltd., ADR (South Korea)	220,875
		838,426
TRANSPORTATION – (10.93%)
110,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	407,170
108,000	Cosco Pacific Ltd. (Hong Kong)	270,292
5,800	Kuehne & Nagel International AG, Registered (Switzerland)	447,714
		1,125,176

Total Common Stock – (identified cost $9,924,860)	10,038,451

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (13.63%)

$356,000	ABN AMRO Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $356,052
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.073%-7.138%, 10/01/07-09/01/36,
	total market value $363,120)	$356,000
250,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $250,037
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 07/01/35,
	total market value $255,000)	250,000
499,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.28%,
	02/01/07, dated 01/31/07, repurchase value of $499,073
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.391%-6.599%, 02/01/34-09/01/36,
	total market value $508,980)	499,000
298,000	UBS Securities LLC Joint Repurchase Agreement, 5.27%,
	02/01/07, dated 01/31/07, repurchase value of $298,044
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-6.00%, 10/01/18-02/01/36,
	total market value $303,960)	298,000

	Total Short Term Investments – (identified cost $1,403,000)	1,403,000

Total Investments – (111.18%) – (identified cost $11,327,860) – (a)	11,441,451
Liabilities Less Other Assets – (11.18%)	(1,150,543)
Net Assets – (100%)	$10,290,908

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

January 31, 2007 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $11,335,850. At January 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$232,389
Unrealized depreciation	(126,788)
Net unrealized appreciation	$105,601

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s prospectus.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 30, 2007

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: March 30, 2007